Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2023 (HK$’000)	December 31, 2024 (HK$’000)	December 31, 2024 (US$’000)

Mr. Li	Former sole shareholder and executive director	Advance from a former sole shareholder	Amounts due to related parties	151	1,714	221
Mr. Chiu Yat Chung Gary	Former senior management	Advance from a former senior management	Amounts due to related parties	2,262	1,262	162
Mr. Li Siu Lun, Allan	Senior management	Advance from a member of senior management	Amounts due to related parties	-	80	10
Total amounts due to related parties				2,413	3,056	393

Schedule of rental agreement with related party

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premises	Relationship with the lessor	Rental payment for the year ended December 31, 2022 (HK$’000)	Rental payment for the year ended December 31, 2023 (HK$’000)	Rental payment for the year ended December 31, 2024 (HK$’000)	Rental payment for the year ended December 31, 2024 (US$’000)
Director’s quarters	Lessor is a company owned by Mr. Li and his spouse	600	600	600	77
Hong Kong office	Lessor is Mr. Li and his spouse	-	600	600	77